Long-term Debt (Narrative) (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified			0 Months Ended		12 Months Ended			0 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Sep. 05, 2013 Convertible Senior Notes [Member]	Dec. 31, 2013 Convertible Senior Notes [Member]	Dec. 31, 2013 Convertible Senior Notes [Member] September 15, 2016 [Member]	Dec. 31, 2013 Convertible Senior Notes [Member] September 5, 2013 [Member]	Dec. 31, 2013 Convertible Senior Notes [Member] On or after September 15, 2016 (after year 3) [Member]	Sep. 05, 2013 Convertible Senior Notes [Member] ADS [Member]
Long-term debt [Line Items]
Convertible Senior Notes	$ 600,000	$ 0	$ 600,000	$ 600,000
Annual rate			2.50%
Initial conversion rate per $1 principal amount of the Notes								9.0119
Initial conversion price								$ 110.96
Issuance cost			12,450
Proceeds from issuance of the Notes			$ 587,850
Redemption period, start date					Sep. 15, 2016	Sep. 05, 2013	Sep. 15, 2016
Redemption period, end date					Sep. 15, 2018	Sep. 15, 2018	Sep. 15, 2018
Redemption price, percentage of principal amount redeemed					100.00%	100.00%	100.00%
Redemption, description							On or after September 15, 2016 (three years after the date of issuance of the Notes), the Company may redeem any or all of the Notes in cash at the redemption price, provided that the last reported sale price of the Company's ADSs for 20 or more trading days in a period of 30 consecutive trading days ending within 10 trading days immediately prior to the date of the redemption notice exceeds 130% of the applicable conversion price in effect on each such trading day.